Exhibit 99.22

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J2
Start - End Dates:	10/2020 - 02/2021
Deal Loan Count:	202
Report Run Date:	3/19/2021 10:39 AM

Conditions Report 2.0

Loans in Report:	202
Loans with Conditions:	175

0 - Total Active Conditions

470 - Total Satisfied Conditions

299 - Credit Review Scope
11 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Application
13 - Category: Assets
6 - Category: Credit/Mtg History
9 - Category: DTI
125 - Category: HMDA
66 - Category: Income/Employment
9 - Category: Insurance
21 - Category: Legal Documents
1 - Category: Re-Verifications
27 - Category: Terms/Guidelines
5 - Category: Title
60 - Property Valuations Review Scope
29 - Category: Appraisal
28 - Category: FEMA
3 - Category: Property
111 - Compliance Review Scope
43 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
7 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
19 - Category: Right of Rescission
1 - Category: State Consumer Protection
35 - Category: TILA/RESPA Integrated Disclosure
26 - Total Waived Conditions

3 - Property Valuations Review Scope
3 - Category: FEMA
23 - Compliance Review Scope
1 - Category: Federal Consumer Protection
3 - Category: RESPA
17 - Category: Right of Rescission
2 - Category: State Consumer Protection

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